SCHEDULE OF GEOGRAPHICAL INFORMATION (Details) - Seamless Group Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 25,314,688	$ 30,211,584	$ 57,501,370	$ 61,564,838
HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue			8,307,589	10,899,931
MALAYSIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue			46,746,853	40,504,097
INDONESIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue			$ 2,446,928	$ 10,160,810